Common Stock (Details)		12 Months Ended
	Jul. 16, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Business Acquisition [Line Items]
Number of shares authorized		1,100,000,000	305,491,899
Par value common stock | $ / shares		$ 0.0001	$ 0.0001
Number of votes per common share | Vote		1
Cash dividends declared or paid | $		$ 0	$ 0
Issuance of common stock in connection with the closing of the Merger (in shares)		10,391,513
Gross proceeds | $		$ 300,000,000
Number of common stock reserved		75,724,481	103,712,932
PIPE Investors
Business Acquisition [Line Items]
Prior to the merger common stock	30,000,000
Share price | $ / shares	$ 10.00
Gross proceeds | $	$ 300,000,000.0